UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    5/7/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                15
                                            ---------------------------
Form 13F Information Table Value Total:     $        69,093
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2001

                                                                                                       ITEM 6:
                                                                            ITEM 5:             INVESTMENT DISCRETION
                               ITEM 2:         ITEM 3:        ITEM 4:      Shares or                  (b) Shares
          ITEM 1:             Title of          Cusip          Fair        Principal                  as Defined   (c) Shared
       Name of Issuer           Class          Number      Market Value     Amount        (a) Sole   in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP.       COM LIB GRP A       001957208         6,017,200     429,800        X
APOGENT TECHNOLOGIES      COMMON STOCK        03760A101           619,344      30,600        X
ASTRAZENECA               SPONSORED ADR       046353108         1,490,925      30,900        X
BERKSHIRE HATHAWAY CL B   CLASS B             084670207         6,745,600       3,100        X
CSX CORP                  COMMON STOCK        126408103           390,920      11,600        X
CYPRESS SEMICONDUCTR      COMMON STOCK        232806109         2,109,870     119,000        X
EMERSON ELECTRIC CO       COMMON STOCK        291011104         1,004,400      16,200 PUT    X
FEDERAL HOME LOAN         COMMON STOCK        313400301         2,852,520      44,000        X
GENL MOT CORP CL H        CL H                370442501         2,533,050     129,900        X
LIBERTY DIGITAL INC.      CL A                530436104           414,375      66,300        X
MERRILL LYNCH             COMMON STOCK        590188108         4,055,280      73,200        X
NASDAQ 100 SHARES         UNIT SER 1          631100104        28,270,215     722,100 CALL   X
NEWS CORP.LTD.PFD.        SP ADR PFD          652487802        10,706,700     401,000        X
PFIZER                    CL B                717081103           667,485      16,300        X
WORLDCOM INC              COMMON STOCK        98157D106         1,214,688      65,000        X







Table continued...

                                                        ITEM 8:
                                                VOTING AUTHORITY SHARES
                                ITEM 7:
          ITEM 1:              Managers
       Name of Issuer          See Instr. V(a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------
LIBERTY MEDIA CORP.                           X
APOGENT TECHNOLOGIES                          X
ASTRAZENECA                                   X
BERKSHIRE HATHAWAY CL B                       X
CSX CORP                                      X
CYPRESS SEMICONDUCTR                          X
EMERSON ELECTRIC CO                           X
FEDERAL HOME LOAN                             X
GENL MOT CORP CL H                            X
LIBERTY DIGITAL INC.                          X
MERRILL LYNCH                                 X
NASDAQ 100 SHARES                             X
NEWS CORP.LTD.PFD.                            X
PFIZER                                        X
WORLDCOM INC                                  X